Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2013
Accrued Expenses and Other Current Liabilities

11. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31
	2012	2013
	US$	US$
Wages and bonus	14,532	6,741
Research and development payable	3,417	3,012
License fees and royalties	2,045	2,637
Professional fees	1,663	1,765
Others	3,178	3,455

	24,835	17,610